Goodwill - Summary of Goodwill (Details) - Goodwill - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Changes in goodwill [abstract]
Beginning balance	£ 16,198	£ 11,321
Acquired through business combinations	24,212	4,200
Effect of foreign exchange translations	652	677
Ending balance	£ 41,062	£ 16,198